COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease obligations

Maturity of Lease Liabilities	Operating Leases
April 30 2022	$121,917
April 30, 2023	113,100
April 30, 2024	42,803
April 30, 2025	30,003
April 30, 2026	30,003
After April 30, 2026	17,503
Total lease payments	355,329
Less: Interest	(44,197)
Present value of lease liabilities	$311,132

On a straight-line basis these costs amount to $1,259 per month.

Maturity of Lease Liabilities	Operating Leases
January 31, 2022	$121,917
January 31, 2023	116,879
January 31, 2023	62,003
January 31, 2025	30,003
January 31, 2026	30,003
After January 31, 2026	25,004
Total lease payments	385,809
Less: Interest	(51,474)
Present value of lease liabilities	$334,335